Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity
Stockholders' Equity

(12)    Stockholders' Equity

Accumulated Other Comprehensive Income (Loss)

The following details the change in the components of the Company's accumulated other comprehensive loss for the years ended December 31, as indicated.

		Unrecognized Net	Accumulated
	Unrealized	Pension and	Other
	Income (Loss)	Postretirement	Comprehensive
(in thousands)	on Securities (1)	Costs (2)	Income (Loss)
Balance, December 31, 2018	$(3,455)	$(2,644)	$(6,099)
Other comprehensive income, before reclassifications	4,304	79	4,383
Amounts reclassified from accumulated other comprehensive income (loss)	40	(1,455)	(1,415)
Other comprehensive income (loss), before tax	4,344	(1,376)	2,968
Income tax (expense) benefit	(912)	288	(624)
Other comprehensive income (loss), net of tax	3,432	(1,088)	2,344
Balance, December 31, 2019	$(23)	$(3,732)	$(3,755)
Other comprehensive income, before reclassifications	4,315	214	4,529
Amounts reclassified from accumulated other comprehensive income (loss)	(41)	2,200	2,159
Other comprehensive income, before tax	4,274	2,414	6,688
Income tax expense	(898)	(507)	(1,405)
Other comprehensive income, net of tax	3,376	1,907	5,283
Balance, December 31, 2020	$3,353	$(1,825)	$1,528

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) income are included in gains (losses) on sale of investment securities in the consolidated statements of income.
(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost. See Note 13.